Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 09, 2021
Balance (in Shares) at Feb. 09, 2021
Issuance of Class B ordinary shares to Sponsor		$ 767	24,233		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,666,667
Fair value of Public Warrants included in the Units sold in the Initial Public Offering			4,733,334		4,733,334
Sales of Private Placement Units	$ 66		6,549,934		6,550,000
Sales of Private Placement Units (in Shares)	655,000
Contribution from Sponsor upon sale of Founder Shares to Anchor Investors			10,341,127		10,341,127
Forfeiture of Class B ordinary shares		$ (100)	100
Forfeiture of Class B ordinary shares (in Shares)		(1,000,000)
Accretion of Class A ordinary shares subject to possible redemption			(21,648,728)	(5,106,162)	(26,754,890)
Net loss				(1,540,194)	(1,540,194)
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Net loss				(1,906,041)	(1,906,041)
Balance at Mar. 31, 2022	$ 66	$ 667		(8,552,397)	(8,551,664)
Balance (in Shares) at Mar. 31, 2022	655,000	6,666,667
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Net loss					(6,570,706)
Balance at Sep. 30, 2022	$ 66	$ 667		(14,315,504)	(14,314,771)
Balance (in Shares) at Sep. 30, 2022	655,000	6,666,667
Balance at Dec. 31, 2021	$ 66	$ 667		(6,646,356)	(6,645,623)
Balance (in Shares) at Dec. 31, 2021	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(2,070,678)	(2,070,678)
Net loss				(8,679,681)	(8,679,681)
Balance at Dec. 31, 2022	$ 66	$ 667		(17,396,715)	(17,395,982)
Balance (in Shares) at Dec. 31, 2022	655,000	6,666,667
Balance at Mar. 31, 2022	$ 66	$ 667		(8,552,397)	(8,551,664)
Balance (in Shares) at Mar. 31, 2022	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(195,699)	(195,699)
Net loss				(3,738,667)	(3,738,667)
Balance at Jun. 30, 2022	$ 66	$ 667		(12,486,763)	(12,486,030)
Balance (in Shares) at Jun. 30, 2022	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(902,743)	(902,743)
Net loss				(925,998)	(925,998)
Balance at Sep. 30, 2022	$ 66	$ 667		(14,315,504)	(14,314,771)
Balance (in Shares) at Sep. 30, 2022	655,000	6,666,667
Balance at Dec. 31, 2022	$ 66	$ 667		(17,396,715)	(17,395,982)
Balance (in Shares) at Dec. 31, 2022	655,000	6,666,667
Increase in redemption value of Class A ordinary shares subject to possible redemption				(501,501)	(501,501)
Net loss				(906,456)	(906,456)
Balance at Mar. 31, 2023	$ 66	$ 667		(18,804,672)	(18,803,939)
Balance (in Shares) at Mar. 31, 2023	655,000	6,666,667
Balance at Dec. 31, 2022	$ 66	$ 667		(17,396,715)	(17,395,982)
Balance (in Shares) at Dec. 31, 2022	655,000	6,666,667
Net loss					(2,416,599)
Balance at Sep. 30, 2023	$ 166	$ 567		(20,806,954)	(20,806,221)
Balance (in Shares) at Sep. 30, 2023	1,655,000	5,666,667
Balance at Mar. 31, 2023	$ 66	$ 667		(18,804,672)	(18,803,939)
Balance (in Shares) at Mar. 31, 2023	655,000	6,666,667
Shareholder non-redemption agreement			43,473		43,473
Conversion of Class B ordinary shares to Class A ordinary shares	$ 100	$ (100)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)	1,000,000	(1,000,000)
Increase in redemption value of Class A ordinary shares subject to possible redemption			(43,473)	(396,346)	(439,819)
Net loss				(400,782)	(400,782)
Balance at Jun. 30, 2023	$ 166	$ 567		(19,601,800)	(19,601,067)
Balance (in Shares) at Jun. 30, 2023	1,655,000	5,666,667
Shareholder non-redemption agreement			164,439		164,439
Increase in redemption value of Class A ordinary shares subject to possible redemption			(164,439)	(95,793)	(260,232)
Net loss				(1,109,361)	(1,109,361)
Balance at Sep. 30, 2023	$ 166	$ 567		$ (20,806,954)	$ (20,806,221)
Balance (in Shares) at Sep. 30, 2023	1,655,000	5,666,667